Equity-based Compensation - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Weighted average remaining contractual life of outstanding options	3 years 5 months 12 days
Weighted average remaining contractual life of exercisable options	3 years 2 months 4 days